Condensed Statements of Comprehensive Loss - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Profit or loss [abstract]
Revenues	₪ 280	₪ 756	₪ 1,016
Cost of revenues	(197)	(532)	(713)
Inventory impairment loss			(377)
Gross (loss) profit	83	224	(74)
Research and development expenses, net	(7,779)	(9,840)	(18,898)
Selling and marketing expenses, net	(702)	(2,425)	(3,355)
General and administrative expenses	(11,277)	(4,742)	(8,405)
Operating loss	(19,675)	(16,783)	(30,732)
Financing expenses	(4,775)	(3,031)	(3,506)
Financing income	108	3,695	4,795
Financing income (expenses), net	(4,667)	664	1,289
Other income (expenses)	52
Loss for the year	(24,290)	(16,119)	(29,443)
Comprehensive loss for the year	₪ (24,290)	₪ (16,119)	₪ (29,443)
Basic and diluted loss per share:
Basic loss per share (in New Shekels per share)	₪ 0	₪ (0.01)	₪ (0.01)
Diluted loss per share (in New Shekels per share)	₪ 0	₪ (0.01)	₪ (0.01)
Weighted average of number of shares used to calculate the basic loss per share (in Shares)	33,450,321,158	1,217,701,006	4,006,539,396
Weighted average of number of shares used to calculate the diluted loss per share (in Shares)	33,450,321,158	1,217,701,006	4,006,539,396